LOSS PER SHARE - Shae options outstanding excluded from calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Series A convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted loss per share (in shares)			4,200,000
Series B convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted loss per share (in shares)			11,396,178
Series C convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted loss per share (in shares)			31,739,234
Series D convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted loss per share (in shares)			27,783,584
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted loss per share (in shares)	9,311,906	9,997,216	5,010,912